OTHER CURRENT ASSETS - NET (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT ASSETS - NET [Abstract]
VAT recoverable	$ 40.4	$ 10.4
Other receivables - net	15.0
Prepaid expenses - net	14.4	$ 3.7
Unbilled solar systems integration revenue	3.8
Income taxes recoverable	0.7	$ 0.1
Other current assets	$ 74.3	$ 14.2